Provisions - Movement in the Present Value of Obligations (Details) - Post-employment defined benefit plans - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 395
Net defined benefit liability (asset) at end of period	284	€ 395
Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1,089	913
Translation differences	(128)	31
Current service cost	23	19
Interest cost	89	78
Actuarial losses and gains	(151)	118
Benefits paid	(61)	(61)
Plan curtailments	(3)	(3)
Other movements	(2)	(6)
Net defined benefit liability (asset) at end of period	862	1,089
Present value of obligation | Cumulative Effect, Period of Adoption, Adjustment
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	6
Net defined benefit liability (asset) at end of period		6
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	133
Net defined benefit liability (asset) at end of period	120	133
Germany | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	236	208
Translation differences	0	0
Current service cost	11	11
Interest cost	8	8
Actuarial losses and gains	(23)	15
Benefits paid	(6)	(6)
Plan curtailments	0	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	226	236
Germany | Operating segments | Present value of obligation | Cumulative Effect, Period of Adoption, Adjustment
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	0
Net defined benefit liability (asset) at end of period		0
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	187
Net defined benefit liability (asset) at end of period	89	187
Brazil | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	764	622
Translation differences	(119)	27
Current service cost	3	2
Interest cost	62	61
Actuarial losses and gains	(118)	101
Benefits paid	(48)	(49)
Plan curtailments	0	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	544	764
Brazil | Operating segments | Present value of obligation | Cumulative Effect, Period of Adoption, Adjustment
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	0
Net defined benefit liability (asset) at end of period		0
Hispam | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	74
Net defined benefit liability (asset) at end of period	75	74
Hispam | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	74	64
Translation differences	(10)	4
Current service cost	8	5
Interest cost	18	8
Actuarial losses and gains	(10)	2
Benefits paid	(6)	(5)
Plan curtailments	(3)	(3)
Other movements	(2)	(1)
Net defined benefit liability (asset) at end of period	75	74
Hispam | Operating segments | Present value of obligation | Cumulative Effect, Period of Adoption, Adjustment
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	6
Net defined benefit liability (asset) at end of period		6
Others | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1
Net defined benefit liability (asset) at end of period	0	1
Others | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	15	19
Translation differences	1	0
Current service cost	1	1
Interest cost	1	1
Actuarial losses and gains	0	0
Benefits paid	(1)	(1)
Plan curtailments	0	0
Other movements	0	(5)
Net defined benefit liability (asset) at end of period	17	15
Others | Operating segments | Present value of obligation | Cumulative Effect, Period of Adoption, Adjustment
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 0
Net defined benefit liability (asset) at end of period		€ 0